Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Summary of Fair Value Hierarchy of Financial Instruments Measured at Fair Value
The fair value hierarchy of financial instruments measured at fair value as of March 31, 2026 and March 31, 2025 is provided below.

	Level 1	Level 2	Level 3	Total
Year ended March 31, 2026	(In million)	(In million)	(In million)	(In million)
Financial assets measured at fair value:
Derivative financial assets	$—	$28.2	$—	$28.2
Money market funds	8,916.1	—	—	8,916.1
Available-for-sale debt securities	4,084.1	498.6	—	4,582.7
Financial liabilities measured at fair value:
Derivative financial liabilities	$—	$(18.7)	$—	$(18.7)

	Level 1	Level 2	Level 3	Total
Year ended March 31, 2025	(In million)	(In million)	(In million)	(In million)
Financial assets measured at fair value:
Derivative financial assets	$—	$3.2	$—	$3.2
Money market funds	7,741.6	—	—	7,741.6
Available-for-sale debt securities	5,409.8	603.8	—	6,013.6
Financial liabilities measured at fair value:
Derivative financial liabilities	$—	$(4.8)	$—	$(4.8)